As filed with the Securities and Exchange Commission on May 25, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Growth Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 97.97%
Consumer Discretionary - 11.17%
Abercrombie & Fitch Co. - Class A	47,800	$2,371,358
Comcast Corporation - Class A	139,600	4,189,396
Gentex Corporation	138,900	3,403,050
International Game Technology	162,200	2,723,338
The Jones Group, Inc.	207,100	2,601,176
Kohl's Corporation	51,800	2,591,554
Newell Rubbermaid, Inc.	150,500	2,680,405
News Corporation - Class A	215,800	4,249,102
Staples, Inc.	171,500	2,774,870
Target Corporation	36,800	2,144,336
		29,728,585
Consumer Staples - 13.09%
Archer-Daniels-Midland Company	101,000	3,197,660
Church & Dwight Co., Inc.	26,900	1,323,211
CVS Caremark Corporation	145,700	6,527,360
Energizer Holdings, Inc. (a)	25,000	1,854,500
The Kroger Co.	71,000	1,720,330
McCormick & Company, Inc.	46,900	2,552,767
Philip Morris International, Inc.	60,000	5,316,600
The Procter & Gamble Company	51,200	3,441,152
Post Holdings Inc. (a)	20,928	689,159
Ralcorp Holdings, Inc. (a)	41,856	3,101,111
Wal-Mart Stores, Inc.	83,600	5,116,320
		34,840,170
Energy - 13.54%
Apache Corporation	34,000	3,414,960
Chesapeake Energy Corp.	207,000	4,796,190
ChevronTexaco Corp.	35,000	3,753,400
ConocoPhillips	46,500	3,534,465
Exxon Mobil Corporation	105,300	9,132,669
Halliburton Company	150,600	4,998,414
HollyFrontier Corporation	96,666	3,107,812
Schlumberger Limited (b)	47,300	3,307,689
		36,045,599
Financials - 10.45%
ACE Limited (b)	32,400	2,371,680
Aflac Incorporated	102,000	4,690,980
American Express Company	60,000	3,471,600
The Bank of New York Mellon Corporation	112,300	2,709,799
BlackRock, Inc.	18,500	3,790,650
JPMorgan Chase & Co.	93,000	4,276,140
State Street Corp.	66,300	3,016,650
Wells Fargo & Company	101,700	3,472,038
		27,799,537
Health Care - 16.54%
Abbott Laboratories	44,000	2,696,760
Amgen, Inc.	35,500	2,413,645
Baxter International Inc.	42,900	2,564,562
Covance Inc. (a)	40,300	1,919,489
Covidien PLC (b)	38,500	2,105,180
Express Scripts, Inc. (a)	38,500	2,085,930
Gilead Sciences, Inc. (a)	56,200	2,745,370
Johnson & Johnson	50,000	3,298,000
Medtronic, Inc.	50,100	1,963,419
Merck & Co., Inc	77,200	2,964,480
Novartis AG - ADR	72,100	3,995,061
Pfizer, Inc.	96,800	2,193,488
Roche Holding AG - ADR	102,900	4,490,556
St. Jude Medical, Inc.	75,400	3,340,974
VCA Antech, Inc. (a)	123,400	2,864,114
WellPoint, Inc.	32,100	2,368,980
		44,010,008

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Growth Fund (Unaudited)

Industrials - 10.23%
3M Co.	51,100	4,558,631
AECOM Technology Corp. (a)	141,200	3,158,644
Emerson Electric Co.	41,000	2,139,380
FedEx Corp.	31,100	2,859,956
General Dynamics Corp.	54,800	4,021,224
General Electric Company	309,000	6,201,630
Ingersoll-Rand PLC (b)	103,700	4,287,995
		27,227,460
Information Technology - 15.56%
Cisco Systems, Inc.	292,900	6,194,835
Dell, Inc. (a)	302,100	5,014,860
Google, Inc. (a)	6,360	4,078,286
Hewlett Packard Co.	87,700	2,089,891
Intel Corporation	197,700	5,557,347
International Business Machines Corporation	24,800	5,174,520
Microsoft Corporation	234,800	7,572,300
QUALCOMM, Inc.	43,300	2,945,266
The Western Union Company	158,000	2,780,800
		41,408,105
Materials - 1.95%
BHP Billiton Limited - ADR	14,600	1,057,040
Monsanto Company	34,900	2,783,624
Newmont Mining Corporation	26,200	1,343,274
		5,183,938
Telecommunication Services - 2.52%
AT&T, Inc.	36,800	1,149,264
CenturyLink, Inc.	65,600	2,535,440
Vodafone Group PLC - ADR	109,000	3,016,030
		6,700,734
Utilities - 2.92%
American Water Works Co., Inc.	91,500	3,113,745
NextEra Energy, Inc.	40,400	2,467,632
Westar Energy, Inc.	78,800	2,200,884
		7,782,261
TOTAL COMMON STOCKS
(Cost $195,431,914)		260,726,397

	Principal Amount
MORTGAGE-BACKED SECURITIES - 0.07%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$12,638	12,309
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (c)	118,715	132,776
Government National Mortgage Association
6.500%, 07/15/2029	6,970	8,133
Mortgage IT Trust
1.494%, 02/25/2035 (c)	32,438	28,706
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $22,254) (d)	21,841	21,464
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $192,478)		203,388

	Shares
SHORT-TERM INVESTMENTS - 1.81%
Money Market Funds - 1.81%
Federated Prime Obligations Fund , 0.190% (e)	4,819,808	4,819,808

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,819,808)		4,819,808

TOTAL INVESTMENTS - 99.85% (f)(g)
(Cost $200,444,200)		$265,749,593
ASSETS IN EXCESS OF OTHER LIABILITIES - 0.15%		386,210
TOTAL NET ASSETS - 100.00%		$266,135,803

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Growth Fund (Unaudited)

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at March 31, 2012.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of March 31, 2012 these securities represented 0.01% of total net assets.

(e)	The rate quoted is the annualized seven-day yield as of March 31, 2012.
(f)	The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments	$200,444,200
	Gross unrealized appreciation	71,241,837
	Gross unrealized depreciation	(5,936,444)
	Net unrealized appreciation	$65,305,393

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Growth Fund (Unaudited)

(g)
In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at March 31, 2012
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$29,728,585	$-	$-	$29,728,585
Consumer Staples	34,840,170	-	-	34,840,170
Energy	36,045,599	-	-	36,045,599
Financials	27,799,537	-	-	27,799,537
Health Care	44,010,008	-	-	44,010,008
Industrials	27,227,460	-	-	27,227,460
Information Technology	41,408,105	-	-	41,408,105
Materials	5,183,938	-	-	5,183,938
Telecommunication Services	6,700,734	-	-	6,700,734
Utilities	7,782,261	-	-	7,782,261
Total Common Stocks	260,726,397	-	-	260,726,397

Mortgage-Backed Securities	-	203,388	-	203,388

Short-Term Investments	4,819,808	-	-	4,819,808

Total Investments in Securities	$265,546,205	$203,388	$-	$265,749,593

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Funds did not invest in any Level 3 investments during the period. The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

Recent Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in U.S. generally accepted accounting principles ("GAAP") and the International Financial Reporting Standards ("IFRSs"). AUS No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of the amendments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Bond Fund (Unaudited)
	Principal Amount	Value
ASSET-BACKED SECURITIES - 2.03%
AEP Texas Central Transition Funding LLC
5.170%, 01/01/2018	$1,000,000	$1,160,137
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	220,592
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	146,721	129,357
4.931%, 05/25/2032 (a)	102,524	92,868
5.363%, 05/25/2036	190,244	154,494
Federal Express Corp.
6.720%, 01/15/2022	236,195	279,891
GE Equipment Small Ticket LLC
1.450%, 01/21/2018 (Acquired 02/01/2011, Cost $999,850) (b)	1,000,000	1,004,802
Green Tree Financial Corporation
6.870%, 01/15/2029	27,350	29,663
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	38,691	38,852
National Collegiate Student Loan Trust
0.372%, 06/26/2028 (a)	250,000	207,058
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	406,941
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032 (a)	202,755	174,485
Residential Asset Securities Corporation
5.600%, 06/25/2034 (a)	1,000,000	951,595
TOTAL ASSET-BACKED SECURITIES
(Cost $4,735,308)		4,850,735

CORPORATE BONDS - 23.33%
Alabama Power Co.
5.500%, 10/15/2017	250,000	293,848
Alcoa, Inc.
5.550%, 02/01/2017	400,000	439,409
American Express Credit Corporation
2.800%, 09/19/2016	500,000	513,701
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $499,520) (b)	500,000	539,619
American International Group, Inc.
5.850%, 01/16/2018	100,000	108,751
Amgen, Inc.
2.500%, 11/15/2016	500,000	513,813
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	576,449
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008, Cost $249,765) (b)(c)	250,000	262,428
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	475,974
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (b)	250,000	254,103
AT&T, Inc.
5.625%, 06/15/2016	500,000	579,778
5.500%, 02/01/2018	500,000	589,072
BAE Systems PLC
3.500%, 10/11/2016 (Acquired 10/05/2011, Cost $298,950) (b)(c)	300,000	306,014
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	656,224
Bank of America Corporation
6.975%, 03/07/2037	250,000	243,928
Bank of Montreal
2.625%, 01/25/2016 (Acquired 12/08/2011, Cost $517,291) (b)(c)	500,000	524,329
1.950%, 01/30/2017 (Acquired 01/24/2012, Cost $500,208) (b)(c)	500,000	505,488
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	207,740
Bank of Nova Scotia
2.150%, 08/03/2016 (Acquired 11/22/2011, Cost $503,266 (b)(c)	500,000	512,992
Barclays Bank PLC
5.000%, 09/22/2016 (c)	500,000	537,781
Barrick International Corp.
5.750%, 10/15/2016 (Acquired 01/22/2009, $209,644) (b)(c)	225,000	257,777
Baxter International Inc.
1.850%, 01/15/2017	700,000	708,918
Berkshire Hathaway, Inc.
2.200%, 08/15/2016	500,000	517,905
3.750%, 08/15/2021	500,000	516,434
Boeing Capital Corp.
2.900%, 08/15/2018	500,000	523,959

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Bond Fund (Unaudited)

BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009, Cost $489,370) (b)	500,000	566,802
Burlington Northern Santa Fe Railway, Co.
5.750%, 03/15/2018	500,000	593,774
4.100%, 06/01/2021	500,000	533,496
5.720%, 01/15/2024	309,233	356,499
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	298,737
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	318,253
Caterpillar Inc.
5.700%, 08/15/2016	500,000	591,349
Citigroup, Inc.
6.125%, 05/15/2018	1,000,000	1,120,986
The Clorox Company
5.950%, 10/15/2017	200,000	232,381
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	400,000	450,029
Comcast Corporation
6.500%, 01/15/2017	750,000	897,359
Commonwealth Bank of Australia
3.250%, 03/17/2016 (Acquired 10/27/2011, Cost $408,389) (b)(c)	400,000	411,800
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	471,717
ConocoPhillips
6.650%, 07/15/2018	600,000	741,038
Credit Suisse New York
5.000%, 05/15/2013 (c)	400,000	415,320
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	660,689
Devon Energy Corp.
6.300%, 01/15/2019	400,000	488,160
Diamond Offshore Drilling Inc.
5.875%, 05/01/2019	500,000	578,312
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	432,168
E. I. du Pont de Nemours & Co.
5.250%, 12/15/2016	250,000	292,089
Eaton Corp.
8.875%, 06/15/2019	300,000	403,646
Ecolab, Inc.
4.875%, 02/15/2015	450,000	492,597
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	354,232
Florida Power Corporation
4.800%, 03/01/2013	300,000	311,434
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	315,817
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	579,543
General Electric Company
5.000%, 02/01/2013	300,000	310,929
General Mills, Inc.
5.700%, 02/15/2017	225,000	266,007
Georgia Power Company
5.700%, 06/01/2017	500,000	597,759
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/2013	500,000	524,829
The Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	438,436
Halliburton Company
6.750%, 02/01/2027	100,000	121,586
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $199,772) (b)	200,000	205,266
The Home Depot, Inc.
5.250%, 12/16/2013	500,000	539,901
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	414,030
Ingersoll-Rand PLC
6.015%, 02/15/2028 (c)	500,000	561,366
International Business Machines Corporation
7.625%, 10/15/2018	250,000	333,482
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	206,321
JPMorgan Chase & Co.
7.900%, 04/30/2018 (a)	200,000	219,104
4.625%, 05/10/2021	750,000	783,803
Kellogg Co.
5.125%, 12/03/2012	500,000	515,221

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Bond Fund (Unaudited)

KeyCorp
6.500%, 05/14/2013	200,000	211,024
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	610,119
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	386,745
6.125%, 02/01/2018	300,000	360,003
Mattel, Inc.
2.500%, 11/01/2016	250,000	255,746
McCormick & Company, Inc.
3.900%, 07/15/2021	500,000	534,628
Merck & Co., Inc.
5.760%, 05/03/2037	200,000	245,134
Merrill Lynch Co., Inc.
6.050%, 08/15/2012	300,000	305,211
5.450%, 02/05/2013	500,000	514,133
Morgan Stanley
3.800%, 04/29/2016	200,000	194,682
5.450%, 01/09/2017	300,000	306,374
New Valley Generation III
4.687%, 01/15/2022	242,875	274,079
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008, Cost $998,282) (b)	1,000,000	1,042,215
New York University
5.236%, 07/01/2032	500,000	559,740
Nokia Corp.
5.375%, 05/15/2019 (c)	250,000	247,181
Northern States Power Co.
8.000%, 08/28/2012	500,000	514,954
Northern Trust Corp.
3.375%, 08/23/2021	500,000	511,195
Overseas Private Investment Company
3.420%, 01/15/2015	106,313	109,584
Pepperdine University
5.450%, 08/01/2019	250,000	289,820
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	554,363
Petrobras International Finance Company
5.375%, 01/27/2021 (c)	500,000	538,370
Pfizer, Inc.
5.350%, 03/15/2015	350,000	395,678
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	249,749
PNC Funding Corp.
2.700%, 09/19/2016	750,000	772,781
Private Export Funding Corp.
5.685%, 05/15/2012	250,000	250,000
Province of Ontario
1.600%, 09/21/2016 ( c)	1,000,000	1,008,537
Province of Quebec
2.750%, 08/25/2021 (c)	500,000	501,930
Regions Bank
7.500%, 05/15/2018	200,000	226,500
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	450,000	475,728
Royal Bank of Canada
1.450%, 10/30/2014 (c)	500,000	506,618
Simon Property Group LP
5.750%, 12/01/2015	300,000	338,288
SLM Corp.
8.450%, 06/15/2018	200,000	223,000
Southern California Edison Co.
5.750%, 03/15/2014	400,000	438,358
The Southern Co.
1.950%, 09/01/2016	250,000	254,008
Stanford University
4.750%, 05/01/2019	400,000	466,200
State Street Corp.
5.375%, 04/30/2017	400,000	464,341
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	468,883
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	600,800
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	224,740
Target Corporation
5.875%, 07/15/2016	750,000	885,461
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	260,721

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Bond Fund (Unaudited)

Time Warner, Inc.
6.875%, 05/01/2012	500,000	500,460
Transocean, Inc.
5.250%, 03/15/2013 (c)	300,000	310,437
7.500%, 04/15/2031 (c)	160,000	181,630
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $88,056) (b)	88,471	92,163
Union Pacific Railroad Company
6.630%, 01/27/2022	303,920	345,010
5.866%, 07/02/2030	428,068	493,541
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	825,353
United Technologies Corp.
5.375%, 12/15/2017	600,000	718,441
University of Chicago
4.760%, 10/01/2023	1,000,000	1,163,790
University of Notre Dame
4.141%, 09/01/2013	250,000	258,810
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	468,824
Vessel Management Services Inc.
4.960%, 11/15/2027	256,000	289,723
Wachovia Corp.
5.750%, 06/15/2017	500,000	576,031
The Walt Disney Company
4.700%, 12/01/2012	500,000	514,089
Well Fargo Capital X
5.950%, 12/15/2036	200,000	201,820
Wells Fargo & Company
5.625%, 12/11/2017	500,000	579,391
Westpac Banking Corporation
2.450%, 11/28/2016 (Acquired 01/04/2012, Cost $247,282) (b)(c)	250,000	252,582
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	239,107
TOTAL CORPORATE BONDS
(Cost $50,227,799)		55,701,524

MORTGAGE-BACKED SECURITIES - 19.53%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $500,000) (b)	500,000	532,298
Americold, LLC Trust
4.954%, 01/14/2029 (Acquired 12/09/2010, Cost $399,999) (b)	400,000	444,160
Bank of America Merrill Lynch Commercial Mortgage, Inc.
5.241%, 11/10/2042 (a)	500,000	515,309
Bank of America Mortgage Securities Inc.
5.250%, 10/25/2020	145,728	139,041
Chase Funding Mortgage Loan
4.515%, 02/25/2014	56,058	55,992
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	88,464	86,163
6.000%, 11/25/2036	391,243	381,784
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	369,706	361,743
5.500%, 05/25/2036	458,495	331,863
Credit Suisse First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	700,000	688,533
DBUBS Mortgage Trust
4.537%, 07/10/2044 (Acquired 06/17/2011, Cost $504,771) (b)	500,000	542,423
Federal Home Loan Mortgage Corp.
4.500%, 05/01/2013	31,565	31,941
5.125%, 12/15/2013	3,210	3,209
5.500%, 10/01/2014	9,173	9,506
5.000%, 03/01/2015	55,584	57,640
6.500%, 03/01/2015	28,323	29,949
5.000%, 12/15/2017	572,861	614,321
5.000%, 11/15/2018	431,290	463,461
5.750%, 12/15/2018	37,718	38,458
5.000%, 10/01/2020	114,284	123,460
5.500%, 03/01/2022	632,944	686,837
5.000%, 03/01/2023	156,478	168,211
4.500%, 04/01/2023	191,431	206,331
4.500%, 11/15/2023	737,600	795,918
5.500%, 10/15/2025	500,000	563,721
4.000%, 02/01/2026	1,700,168	1,798,427
7.150%, 09/25/2028 (a)	237,431	265,551
6.500%, 10/01/2029	108,335	123,854
5.000%, 10/15/2031	26,850	27,020
5.246%, 02/01/2037 (a)	233,122	247,315
6.000%, 05/01/2037	629,038	697,078

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Bond Fund (Unaudited)

6.000%, 08/01/2037	609,791	673,272
6.000%, 01/01/2038	552,420	609,928
4.500%, 04/01/2041	1,699,916	1,803,539
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	311,892
5.000%, 03/01/2013	8,533	9,119
4.500%, 04/01/2013	10,640	11,075
5.000%, 04/01/2013	7,865	8,203
5.000%, 05/01/2013	16,145	17,091
5.500%, 06/01/2013	9,125	9,283
3.500%, 09/01/2013	47,835	49,821
4.500%, 09/01/2013	20,489	21,577
5.500%, 10/01/2013	29,893	32,308
5.000%, 02/01/2014	90,411	92,469
4.000%, 05/01/2015	161,985	171,722
4.500%, 06/25/2018	1,250,000	1,336,520
4.500%, 01/01/2019	257,347	276,723
6.500%, 05/01/2019	32,705	36,637
2.833%, 01/01/2020 (a)	99,245	102,582
4.500%, 04/01/2020	200,536	215,385
5.500%, 04/25/2023	500,000	576,602
5.000%, 05/01/2023	918,454	993,491
4.500%, 11/01/2024	321,486	344,286
4.500%, 08/01/2025	707,951	758,158
5.500%, 09/01/2025	178,983	196,693
5.500%, 02/01/2033	62,133	68,280
5.500%, 07/01/2033	278,614	306,182
5.290%, 11/25/2033	220,084	228,311
1.976%, 05/01/2034 (a)	87,921	88,868
5.500%, 07/01/2035	446,678	490,485
5.500%, 12/01/2035	130,142	142,449
4.500%, 11/01/2040	1,759,311	1,873,976
4.000%, 02/01/2041	2,853,303	3,010,075
4.000%, 11/01/2041	975,967	1,024,392
4.000%, 12/01/2041	982,355	1,031,097
6.500%, 02/25/2044	153,043	172,778
6.500%, 05/25/2044	193,520	219,388
Government National Mortgage Association
4.000%, 04/15/2026	947,178	1,021,602
6.500%, 04/15/2026	50,971	58,743
8.000%, 07/15/2026	18,443	22,015
3.727%, 03/16/2027	6,029	6,023
6.500%, 07/15/2029	39,524	46,118
7.500%, 11/15/2029	31,299	37,009
6.000%, 06/15/2031	239,491	272,551
6.000%, 02/15/2032	45,699	51,921
5.000%, 01/15/2033	637,695	706,260
4.920%, 05/16/2034	414,847	435,523
6.000%, 10/15/2036	231,200	261,093
5.500%, 01/15/2038	755,234	844,933
6.000%, 01/15/2038	600,996	678,514
4.000%, 09/15/2041	1,926,281	2,072,143
3.500%, 11/20/2041	2,966,808	3,052,387
4.258%, 09/16/2050 (a)	400,000	437,136
Greenwich Capital Commercial Funding
6.081%, 07/10/2038 (a)	400,000	453,108
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050%, 12/12/2034	250,751	254,528
5.336%, 05/15/2047	500,000	547,641
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029	1,000,000	1,069,169
5.351%, 02/15/2040	700,000	727,088
MASTR Adjustable Rate Mortgages Trust
2.634%, 04/21/2034 (a)	121,934	121,960
MASTR Alternative Loans Trust
5.000%, 06/25/2015	44,611	44,251
Morgan Stanley Capital I
5.817%, 06/11/2042 (a)	250,000	264,210
Mortgage IT Trust
1.494%, 02/25/2035 (a)	291,942	258,354
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $66,243) (b)	64,586	65,233
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $211,412) (b)	207,492	203,903
OBP Depositor LLC Trust
4.646%, 07/15/2045 (Acquired 06/25/2010, Cost $499,997) (b)	500,000	559,014
Residential Asset Securitization Trust
4.750%, 02/25/2019	98,731	99,796
Small Business Administration Participation Certificates
3.530%, 05/01/2013	40,169	40,573
5.080%, 11/01/2022	206,977	226,083
4.640%, 05/01/2023	293,489	318,647

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Bond Fund (Unaudited)

5.570%, 03/01/2026	205,392	232,298
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	77,626
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	229,137
Wachovia Bank Commercial Mortgage Trust
5.495%, 07/15/2041 (a)	250,000	268,355
5.509%, 04/15/2047	500,000	541,344
WaMu Mortgage Pass Through Certificates
2.478%, 01/25/2033 (a)	36,008	34,813
2.459%, 10/25/2035 (a)	65,970	62,236
WaMu MSC Mortgage Pass Through Certificate
5.000%, 03/25/2018	461,949	472,643
Wells Fargo Commercial Mortgage Trust
4.375%, 03/15/2044 (Acquired 05/27/2011, Cost $504,746) (b)	500,000	535,881
Wells Fargo Mortgage-Backed Securities Trust
4.425%, 10/25/2033 (a)	169,725	171,869
2.702%, 07/25/2036 (a)	552,216	413,784
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $44,704,782)		46,643,689

MUNICIPAL BONDS - 23.81%
Arizona State University Build America Revenue Bond
5.528%, 07/01/2023	250,000	283,840
Arlington County, VA Industrial Development Authority Revenue Bond
5.844%, 08/01/2031	500,000	527,190
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	596,245
Bay Area Toll Authority Build America Revenue Bond
6.263%, 04/01/2049	500,000	654,045
Central Puget Sound, WA Regional Transit Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	567,810
Central Utah Water Conservancy District Build America Revenue Bond
4.550%, 10/01/2022	700,000	749,399
Chicago, IL Board of Education Build America Unlimited General Obligation
6.038%, 12/01/2029	500,000	556,060
Chicago, IL Build America Unlimited General Obligation
7.517%, 01/01/2040	250,000	307,485
Colorado Springs, CO Utilities System Build America Revenue Bond
4.949%, 11/15/2024	500,000	548,840
Columbus, IN Multi-High School Building Corp. Build America Revenue Bond
5.505%, 07/15/2022	500,000	561,660
Columbus, OH Build America Unlimited General Obligation
4.360%, 06/01/2022	750,000	839,535
Commonwealth of Massachusetts Build America General Obligation
4.500%, 08/01/2031	250,000	266,707
Commonwealth of Massachusetts Build America Unlimited General Obligation
4.200%, 12/01/2021	600,000	670,386
Commonwealth of Pennsylvania Build America Unlimited General Obligation
4.550%, 02/15/2021	500,000	569,780
Cook County, IL Build America Unlimited General Obligation
6.229%, 11/15/2034	500,000	568,655
Cook County, IL Glencoe School District Unlimited General Obligation
5.875%, 12/01/2027	500,000	565,950
Corpus Christi, TX Independent School District Build America Unlimited General Obligation
5.924%, 08/15/2029	500,000	575,930
Dallas, TX Independent School Distric Build America Unlimited General Obligation
5.200%, 02/15/2023	500,000	592,840
District of Columbia Bond Build America Unlimited General Obligation
5.670%, 06/01/2022	250,000	292,105
District of Columbia Income Tax Build America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,158,590
Florida State Department of Transportation Build America Revenue Bond
6.140%, 07/01/2025	300,000	333,465
Gainesville, FL Utilities System Build America Revenue Bond
4.497%, 10/01/2017	500,000	552,935
Grant County, WA Public Utility District Build America Revenue Bond
5.111%, 01/01/2023	500,000	571,155
Greenville County, SC School District Unlimited General Obligation
4.870%, 06/01/2026	1,000,000	1,105,930
Hamilton County, OH Sewer System Build America Revenue Bond
5.710%, 12/01/2022	500,000	590,690
Honolulu, HI City & County Wastewater Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	278,310
Houston, TX Build America Unlimited General Obligation
6.088%, 03/01/2029	500,000	552,365
Indiana Public Schools Multi-School Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,088,690

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Bond Fund (Unaudited)

Indiana University Build America Certificate Participation
5.050%, 12/01/2022	500,000	556,835
Indianapolis, IN Local Public Improvement Build America Revenue Bond
5.854%, 01/15/2030	700,000	827,386
Kane, Cook & Du Page Counties, IL Unlimited General Obligation
4.150%, 12/15/2019	500,000	551,745
Kentucky State Property & Buildings Commission Revenue Bond
5.100%, 10/01/2015	500,000	551,470
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	532,535
Manatee County, FL Public Utilities Build America Revenue Bond
7.178%, 10/01/2030	500,000	576,180
Missouri Highway & Transit Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	566,095
Municipal Electric Authority of Georgia Build America Revenue Bond
6.655%, 04/01/2057	350,000	390,999
Naperville, IL Build America Unlimited General Obligation
4.900%, 12/01/2025	500,000	554,155
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	521,765
New York City Housing Development Corp. Revenue Bond
6.420%, 11/01/2039	500,000	558,255
New York State Urban Development Corp. Revenue Bond
6.500%, 12/15/2018	300,000	357,921
New York, NY Build America Unlimited General Obligation
5.206%, 10/01/2031	500,000	565,085
6.646%, 12/01/2031	250,000	291,658
Northern California Transmission Agency Revenue Bond
5.880%, 05/01/2016	500,000	566,015
Ohana Military Commercial LLC Note
5.675%, 10/01/2026 (Acquired 10/25/2006, Cost $1,000,000) (b)	1,000,000	1,053,250
Ohio State Water Development Authority
1.330%, 06/01/2015	500,000	500,245
Oregon State Department of Administrative Services Revenue Bond
3.500%, 04/01/2016	600,000	642,102
Oregon State Department of Transportation and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	712,428
Pasadena, CA Public Financing Authority Build America Revenue Bond
7.148%, 03/01/2043	300,000	380,556
Pueblo, CO Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	500,000	526,100
Purdue University, IN Build America Certificate Participation
5.957%, 07/01/2031	500,000	534,030
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	529,320
San Diego County, CA Water Authority Build America Revenue Bond
6.138%, 05/01/2049	695,000	884,547
Sarasota, FL Water & Sewer System Revenue Bond
4.770%, 10/01/2025	250,000	258,205
Sedgwick County, KS Unified School District Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	568,700
South Carolina State Public Service Authority Revenue Bond
6.224%, 01/01/2029	300,000	348,021
Springfield, MO School District Build America Unlimited General Obligations
5.660%, 03/01/2030	500,000	527,460
State of California Build America Unlimited General Obligation
7.500%, 04/01/2034	500,000	633,480
State of Connecticut Build America Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,180,070
5.090%, 10/01/2030	250,000	274,985
State of Delaware Build America Unlimited General Obligation
4.700%, 10/01/2021	800,000	894,184
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,048,040
State of Kansas Development Financing Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	558,970
State of Maryland Build America Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	1,087,340
State of Maryland Transportation Authority Build America Revenue Bond
5.164%, 07/01/2025	300,000	352,908
State of Maryland Unlimited General Obligation
5.000%, 08/01/2018	615,000	653,708
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	500,000	592,010
State of Ohio Build America Unlimited General Obligation
4.821%, 03/01/2022	1,000,000	1,123,250
State of Pennsylvania Public School Building Authority Revenue Bond
5.000%, 09/15/2027	500,000	560,295

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Bond Fund (Unaudited)

State of Rhode Island Unlimited General Obligation
4.390%, 04/01/2018	1,000,000	1,091,050
State of Texas Build America Unlimited General Obligation
5.517%, 04/01/2039	1,000,000	1,235,750
State of Utah Build America Unlimited General Obligation
4.554%, 07/01/2024	500,000	574,725
State of Washington Biomedical Research Build America Revenue Bond
6.416%, 07/01/2030	250,000	309,532
State of Washington Build America Unlimited General Obligation
2.910%, 08/01/2016	1,000,000	1,037,140
4.736%, 08/01/2024	800,000	925,288
State of Wisconsin Build America Unlimited General Obligation
5.200%, 05/01/2026	500,000	551,620
Tacoma, WA Electric System Build America Revenue Bond
5.966%, 01/01/2035	350,000	390,373
Texas State Highway Transportation Commission Build America Revenue Bond
5.028%, 04/01/2026	350,000	418,250
University Massachusetts Building Authority Revenue Bond
5.823%, 05/01/2029	500,000	567,480
University of California Build America Revenue Bond
5.770%, 05/15/2043	500,000	587,905
University of Michigan Build America Revenue Bond
4.926%, 04/01/2024	850,000	977,865
6.172%, 04/01/2030	400,000	455,484
University of Minnesota Build America Revenue Bond
4.455%, 08/01/2025	500,000	519,475
University of Texas Build America Revenue Bond
6.276%, 08/15/2041	500,000	567,935
University of Wyoming Build America Revenue Bond
5.800%, 06/01/2030	400,000	450,920
UNM Sandoval Regional Medical Center, Inc. Build America Revenue Bond
4.500%, 07/20/2036	300,000	319,347
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	700,000	770,343
Utah Transit Authority Build America Revenue Bond
5.937%, 06/15/2039	250,000	320,005
Vega, TX Independent School District Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	568,040
Virginia College Building Authority Build America Revenue Bond
5.400%, 02/01/2026	250,000	281,020
Virginia Housing Development Authority
1.246%, 01/01/2014	500,000	503,270
Virginia State Revenue Authority Infrastructure Build America Revenue Bond
4.380%, 11/01/2023	500,000	529,520
Washington County, OR Clean Water Services Build America Revenue Bond
4.628%, 10/01/2020	600,000	669,492
Washington, MD Suburban Sanitary Commission Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	428,768
West Virginia Higher Education Policy Commission Build America Revenue Bond
7.450%, 04/01/2030	250,000	320,403
York County, SC Fort Mill School District Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	556,095
TOTAL MUNICIPAL BONDS
(Cost $50,618,809)		56,845,990

U.S. GOVERNMENT AGENCY ISSUES - 0.48% (d)
Federal Farm Credit Bank
3.375%, 08/23/2024	500,000	510,735
3.250%, 02/01/2027	500,000	492,997
Federal Home Loan Bank
4.720%, 09/20/2012	150,139	152,788
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,156,998)		1,156,520

U.S. TREASURY OBLIGATIONS - 18.78%
U.S. Treasury Inflation Index Notes - 0.65%
3.000%, 07/15/2012	1,512,780	1,546,818
		1,546,818
U.S. Treasury Notes - 18.13%
1.000%, 04/30/2012	4,000,000	4,000,613
0.625%, 06/30/2012	5,000,000	5,006,250
0.375%, 08/31/2012	1,000,000	1,000,898
1.375%, 05/15/2013	1,000,000	1,012,461
0.500%, 05/31/2013	4,000,000	4,011,564
1.125%, 06/15/2013	3,000,000	3,031,056
1.000%, 07/15/2013	1,000,000	1,009,297
0.750%, 08/15/2013	1,000,000	1,006,367

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Bond Fund (Unaudited)

0.750%, 12/15/2013	1,000,000	1,007,305
0.250%, 01/31/2014	1,000,000	998,555
0.375%, 03/15/2015	1,000,000	996,172
2.500%, 03/31/2015	1,000,000	1,058,125
2.125%, 05/31/2015	1,000,000	1,048,203
1.250%, 08/31/2015	2,000,000	2,042,344
1.250%, 10/31/2015	1,000,000	1,019,922
1.375%, 11/30/2015	2,000,000	2,048,124
0.875%, 12/31/2016	3,000,000	2,984,298
0.875%, 01/31/2017	2,000,000	1,987,656
0.875%, 02/28/2017	1,000,000	992,969
3.000%, 02/28/2017	1,000,000	1,094,375
2.250%, 11/30/2017	1,000,000	1,054,922
1.250%, 01/31/2019	2,000,000	1,958,124
2.125%, 08/15/2021	1,000,000	999,297
3.125%, 02/15/2042	2,000,000	1,917,188
		43,286,085
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $44,305,803)		44,832,903

SHORT-TERM INVESTMENTS - 10.92%
Commercial Paper - 4.61%
Canadian Pacific Railway Limited
0.651%, 06/01/2012	2,000,000	1,997,797
Household Finance Corp.
0.521%, 04/04/2012	2,000,000	1,999,913
0.521%, 04/26/2012	2,000,000	1,999,278
Natixis
0.802%, 04/02/2012	2,000,000	1,999,956
Prudential Funding Corp.
0.230%, 04/13/2012	1,000,000	999,923
0.401%, 05/15/2012	2,000,000	1,999,022
		10,995,889
	Shares
Money Market Funds - 6.31%
Federated Prime Obligations Fund, 0.190% (e)	10,008,570	10,008,570
Fidelity Institutional Money Market Portfolio, 0.260% (e)	5,046,440	5,046,440
		15,055,010
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,050,899)		26,050,899

TOTAL INVESTMENTS - 98.88% (f)(g)
(Cost $221,800,398)		$236,082,260
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.12%		2,682,444
TOTAL NET ASSETS - 100.00%		$238,764,704

Percentages are stated as a percent of net assets.
PLC	Public Limited Company
(a)	The coupon rate shown on variable rate securities represents the rates at March 31, 2012.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2012 these securities represented 4.47% of total net assets.

(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of March 31, 2012.
(f)	The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments	$221,800,398
	Gross unrealized appreciation	14,885,985
	Gross unrealized depreciation	(604,123)
	Net unrealized appreciation	$14,281,862

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)
In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

COUNTRY Mutual Funds - Schedule of Investments March 31, 2012
COUNTRY Bond Fund (Unaudited)

Summary of Fair Value Exposure at March 31, 2012
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

	Level 1	Level 2		Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$4,850,735		$-	$4,850,735
Corporate Bonds	-	55,701,524		-	55,701,524
Mortgage-Backed Securities	-	46,643,689		-	46,643,689
Municipal Bonds	-	56,845,990		-	56,845,990
U.S. Government Agency Issues	-	1,156,520		-	1,156,520
U.S. Treasury Obligations	44,832,903	-		-	44,832,903
Short-Term Investments
Commercial Paper	-	10,995,889	*	-	10,995,889
Money Market Funds	15,055,010	-		-	15,055,010
Total Investments in Securities	$59,887,913	$176,194,347		$-	$236,082,260

* Priced at amortized cost.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Funds did not invest in any Level 3 investments during the period. The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

Recent Accounting Pronouncement
In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in U.S. generally accepted accounting principles ("GAAP") and the International Financial Reporting Standards ("IFRSs"). AUS No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establishcommon requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of the amendments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)* /s/ Philip T. Nelson
       Philip T. Nelson, President

Date         May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Philip T. Nelson
       Philip T. Nelson, President

Date        May 24, 2012

By (Signature and Title)* /s/ Alan K. Dodds
   Alan K. Dodds, Treasurer

Date        May 24, 2012

* Print the name and title of each signing officer under his or her signature.